Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Gain (loss) on recycling of currency translation differences	£ 1	£ (20)	£ (8)